Average Annual Total Returns (Vanguard Wellesley Income Fund)	12 Months Ended
Sep. 30, 2014
Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.07%
Five Years	9.51%
Ten Years	7.20%
Inception Date	Jul. 01, 1970
Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.15%
Five Years	9.59%
Ten Years	7.29%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.40%
Five Years	8.10%
Ten Years	5.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.14%
Five Years	7.14%
Ten Years	5.32%
Wellesley Income Composite Index | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.33%
Five Years	9.39%
Ten Years	6.55%
Wellesley Income Composite Index | Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.33%
Five Years	9.39%
Ten Years	6.55%
Barclays U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.98%
Five Years	5.65%
Ten Years	5.02%
Barclays U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.98%
Five Years	5.65%
Ten Years	5.02%